ACQUISITION OF 10062771 MANITOBA LTD (Tables)	12 Months Ended
Jun. 30, 2022
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)
Schedule of assets acquired and liabilities assumed
$
Cash	29,795
Prepaid expenses	4,595
Inventory	72,265
Furnitures and fixtures	12,251
Leasehold improvements	3,889
Right-of-use asset	101,333
Lease liability	(101,333)
Liabilities assumed	(101,317)
Total consideration:	21,478

fair value of non-controlling interest at the acquisition
$
Cash consideration transferred	150,000
Ownership acquired	51%
Fair value of Manitoba Ltd	294,118
Ownership acquired	100%
Fair value of assets acquired	294,118
Fair value attributable to the controlling interests of Manitoba Ltd	(150,000)
Non-controlling interest	144,118

Schedule of recognition of intangible assets license
$
Cash consideration	150,000
Consideration received by Manitoba Ltd.	(150,000)
Non-controlling interests	144,118
Deferred tax liability	45,359
Fair value of identifiable assets	(21,478)
Fair value of licenses	167,999